Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of lessee operating lease liability

2022	$180,195
2023	370,902
2024	304,892
2025	16,135
Total undiscounted lease payments	872,124
Less: Imputed interest	93,074
Present value of lease payments	$779,050

Operating lease liabilities, current	$364,103
Operating lease liabilities, long-term	$414,946

Weighted-average remaining lease term	2.36
Weighted-average discount rate	7.0%